INVESTMENTS - Summary of Basis of Consolidation (Detail)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Compass Gás e Energia [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[1]		88.00%
Cosan Lubes [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		70.00%	70.00%
Cosan Corretora de Seguros Ltda. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[2]	100.00%
Cosan Global Limited [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		100.00%	100.00%
Cosan Luxembourg S A [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[3]	100.00%	100.00%
Cosan Oito S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[4]	100.00%
Cosan Nove Participações S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[4]	73.09%
Cosan Dez Participações S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[4]	76.80%
Cosan Overseas Limited [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		100.00%	100.00%
Pasadena Empreendimentose Participacoes S. A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		100.00%	100.00%
Atlântico Participações Ltda. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		100.00%	100.00%
Payly Solucoes de Pagamentos S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[5]		75.00%
Cosan Limited Partners Brasil Consultoria Ltda [Member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		97.50%	97.50%
Sinlog Tecnologia em Logstica SA [Member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		57.48%	72.25%
Rumo S.A. [member]
Disclosure of subsidiaries
Percentage of ownership interest		80.00%
Rumo S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		30.35%	30.35%
Radar Propriedades Agricolas S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		41.45%
Radar II Propriedades Agricolas S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		50.00%
Nova Agrícola Ponte Alta S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		41.45%
Nova Amaralina S.A Propriedades Agrícolas [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		41.45%
Nova Santa Bárbara Agrícola S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		41.45%
Terras da Ponta Alta S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		41.45%
Castanheira Propriedades Agrícolas S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		41.45%
Manacá Propriedades Agrícolas S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		41.45%
Paineira Propriedades Agrícolas S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		41.45%
Violeta Fundo de Investimento Multimercado [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest		100.00%	100.00%
Tellus Brasil Participacoes S.A. [member]
Disclosure of subsidiaries
Percentage of ownership interest		20.00%
Tellus Brasil Participacoes S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[6]	19.57%	5.00%
Janus Brasil Participacoes S.A. [member]
Disclosure of subsidiaries
Percentage of ownership interest		20.00%
Janus Brasil Participacoes S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[6]	19.57%	5.00%
Duguetiapar Empreendimentos e Participações S.A. [member]
Disclosure of subsidiaries
Percentage of ownership interest		20.00%
Duguetiapar Empreendimentos e Participações S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[6]	19.57%
Gamiovapar Empreendimentos e Participações S.A. [member]
Disclosure of subsidiaries
Percentage of ownership interest		20.00%
Gamiovapar Empreendimentos e Participações S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[6]	19.57%

[1]	On December 23, 2022, the Company contributed its direct investment in Compass Gás e Energia to Cosan Dez. As a result, Cosan now holds an indirect stake in Compass Gás e Energia of 67.58%.
[2]	Subsidiary created to manage the Company's insurance contracts.
[3]	On December 31, 2022, Cosan Lux had an unsecured liability of R$146,473. As shown in the table below, no events or conditions have been identified that, individually or collectively, raise substantial doubt about the entity's operational capacity to continue operating. The Company provides financial support to its subsidiaries.
[4]	Entities created as part of the financial investment structure used to acquire Vale S.A. shares. See Note 1.3. With Raízen's contribution to Cosan Nove, the Company now directly and indirectly holds 33.63% of Raízen's shares
[5]	Entity sold to Raízen as presented in Note 20.
[6]	For the highlighted entities, the Company has an indirect interest of 0.43%, which grants a total interest of 20% of the share capital.